Discontinued Operations - Sale of VitaMedica (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2025	Jul. 01, 2023	Jun. 30, 2023	Jun. 30, 2022
Note payable	$ 557,429			$ 173,812
Acounts receivable balance	606,885	$ 180,897	$ 2,046,700	1,125,394	$ 760,729
Inventory	1,431,556	1,324,540		4,804,299
Property and equipment	2,356,556	1,972,522		2,831,375
Other asset	278,435	192,122		76,728
Goodwill	848,854	$ 848,854		$ 2,886,309
Sale of VitaMedica [Member]
Gain on sale of VitaMedica	1,948,538
Cash	2,100.000
Reduction of liabilities	1,900,000
Working capital payment	1,000,000
Note payable	1,000,000
Fair value of consideration payments	6,000,000
Cash	37,267
Acounts receivable balance	416,374
Inventory	1,747,150
Prepaid expenses	518,280
Property and equipment	111,305
Other asset	184,800
Liabilities	(512,926)
Total identifiable assets	2,502,250
Goodwill	1,549,212
Total assets transferred	4,051,462
Total Purchase Price	$ 6,000,000